Fair Value Measurements (Details 1) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Stock price at measurement date			$ 2.6	$ 2.6
Forward Purchase Agreement Put Option Liability [Member]
Class of Warrant or Right [Line Items]
Expected Term (Years)		4 months 6 days	7 months 6 days	7 months 6 days
Risk-free interest rate		5.20%	5.10%	5.10%
Volatility		45.00%	39.00%	39.00%
Reference Price for one share of Class A common stock		$ 1.90	$ 10.69	$ 2.21
Weighted Average Fair Value			$ 10,244
Probability (Weight) - No Dilutive Offering Reset / With Dilutive Offering Reset due to PIPE transaction	[1]		5.00%	95.00%
Fair Value of Forward Purchase Agreement Put Option Liability			$ 40,880	$ 8,631

[1]	The private placement announced and completed on April 8, 2024 (estimated probability of 95% as of March 31, 2024). Quoted share price of common stock of the Company when PIPE (Private Investment in Public Entity) transaction took place was $2.21 approx.